Cover	Jun. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2026
Entity File Number	0-17272
Entity Registrant Name	BIO-TECHNE CORPORATION
Entity Central Index Key	0000842023
Entity Tax Identification Number	41-1427402
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	614 McKinley Place N.E.
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55413
City Area Code	(612)
Local Phone Number	379-8854
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TECH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false